Loans (Tables)	6 Months Ended
Jun. 30, 2024
Loans [Abstract]
Schedule of Loans
	As of June 30, 2024	As of December 31, 2023
Short-term loan:
Everbright Bank	$4,128,137	$7,042,353
Post Savings Bank of China	688,023	-
Total	4,816,160	7,042,353

Long-term loan:
China Construction Bank	$27,336,407	$-
WeBank Co., Ltd.	123,844	-
Post Savings Bank of China	-	3,985,972
Total	$27,460,251	$3,985,972
Current portion	$452,869	$478,880
Non-current portion	$27,007,382	$3,507,092